[LETTERHEAD OF SUTHERLAND ASBILL & BRENNAN LLP]

November 30, 2010

VIA EDGAR

Mary A. Cole, Esq.
Senior Counsel
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Oxford Lane Capital Corp. Registration Statement on Form N-2 filed June 25, 2010 File Nos. 333-167803; 811-22432

Dear Ms. Cole:

On behalf of Oxford Lane Capital Corp. (the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Amendment No. 2 to the Company’s registration statement on Form N-2 (the “Amended Registration Statement”).

If you have any questions or comments regarding the Amended Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0176 or John J. Mahon at (202) 383-0515.

Sincerely,

/s/ Steven B. Boehm

Steven B. Boehm